Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Funding Mtg Sec I, 2006-S2

	2. Factor Summary			Asset Type:	Mortgage Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	02/27/2006
4. Interest Summary

				First Distribution Date:	03/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	06/22/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	06/26/2006

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	06/30/2006

	8. Collateral Summary			Definitive:	05/31/2006

	9. Repurchase Information			Trustee:	Us Bank, Inc.

				Main Telephone:	651-495-7000
10. Loan Status Report (Delinquencies)

	11. Deal Delinquencies (30 Day Buckets)			GMAC-RFC
				Bond Administrator:	Jocelyn Manilay
12. Loss Mitigation and Servicing Modifications

				Telephone:	818-260-1504

13. Losses and Recoveries
				Pool(s) :	40292
	14. Credit Enhancement Report	(Not Applicable)

15. Distribution Percentages

	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

1. Distribution Summary

				Beginning
		Original Face Value				Pass-Through	Principal	Interest	Total Distribution	Principal Loss	Interest	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)
Class	CUSIP

				(1)		(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	76111XL76	113,005,000.00		111,937,943.02		5.75000000	462,258.23	536,369.31	998,627.54	0.00	0.00	0.00	111,475,684.79

A-2	76111XL84	4,403,000.00		4,361,424.39		5.75000000	18,010.91	20,898.49	38,909.40	0.00	0.00	0.00	4,343,413.48

A-3	76111XL92	70,828,000.00		68,022,479.39		5.75000000	973,347.92	325,941.05	1,299,288.97	0.00	0.00	0.00	67,049,131.47

A-4	76111XM26	14,000,000.00		14,202,215.86		5.75000000	0.00	0.00	0.00	0.00	0.00	68,052.29	14,270,268.15

A-5	76111XM34	1,000,000.00		1,014,443.99		5.75000000	0.00	0.00	0.00	0.00	0.00	4,860.88	1,019,304.87

A-6	76111XM42	45,141,000.00		45,141,000.00		5.75000000	0.00	216,300.63	216,300.63	0.00	0.00	0.00	45,141,000.00

A-7	76111XM59	1,760,000.00		1,760,000.00		5.75000000	0.00	8,433.33	8,433.33	0.00	0.00	0.00	1,760,000.00

A-P	76111XM67	658,812.18		656,568.86		0.00000000	850.45	0.00	850.45	0.00	0.00	0.00	655,718.41

			1		1									1
A-V	76111XM75	260,567,947.60		256,847,082.37		0.30336929	0.00	64,932.93	64,932.93	0.00	0.00	0.00	255,458,418.68

R	76111XM83	100.00		0.00		5.75000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	76111XM91	5,602,300.00		5,590,244.33		5.75000000	4,075.77	26,786.59	30,862.36	0.00	0.00	0.00	5,586,168.56

M-2	76111XN25	1,563,500.00		1,560,135.48		5.75000000	1,137.47	7,475.65	8,613.12	0.00	0.00	0.00	1,558,998.01

M-3	76111XN33	1,042,300.00		1,040,057.06		5.75000000	758.29	4,983.61	5,741.90	0.00	0.00	0.00	1,039,298.77

B-1	76111XN41	521,200.00		520,078.42		5.75000000	379.18	2,492.04	2,871.22	0.00	0.00	0.00	519,699.24

B-2	76111XN58	521,200.00		520,078.42		5.75000000	379.18	2,492.04	2,871.22	0.00	0.00	0.00	519,699.24

B-3	76111XN66	521,535.42		520,413.13		5.75000000	379.43	2,493.65	2,873.08	0.00	0.00	0.00	520,033.70

	Deal Totals	260,567,947.60		256,847,082.35			1,461,576.83	1,219,599.32	2,681,176.15	0.00	0.00	72,913.17	255,458,418.69

1.Notional Balance

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution	Total Distribution	Deferred Interest Factor	Interest Shortfall	Ending Notional/ Principal Balance Factor

A-1	76111XL76	990.55743569	4.09059980	4.74642104	8.83702084	0.00000000	0.00000000	986.46683589

A-2	76111XL84	990.55743584	4.09059959	4.74642062	8.83702021	0.00000000	0.00000000	986.46683625

A-3	76111XL92	960.38966779	13.74241712	4.60186720	18.34428432	0.00000000	0.00000000	946.64725066

A-4	76111XM26	1,014.44399000	0.00000000	0.00000000	0.00000000	4.86087786	0.00000000	1,019.30486786

A-5	76111XM34	1,014.44399000	0.00000000	0.00000000	0.00000000	4.86088000	0.00000000	1,019.30487000

A-6	76111XM42	1,000.00000000	0.00000000	4.79166678	4.79166678	0.00000000	0.00000000	1,000.00000000

A-7	76111XM59	1,000.00000000	0.00000000	4.79166477	4.79166477	0.00000000	0.00000000	1,000.00000000

A-P	76111XM67	996.59490206	1.29088384	0.00000000	1.29088384	0.00000000	0.00000000	995.30401821

A-V	76111XM75	985.72017294	0.00000000	0.24919769	0.24919769	0.00000000	0.00000000	980.39080030

R	76111XM83	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	76111XM91	997.84808561	0.72751727	4.78135587	5.50887314	0.00000000	0.00000000	997.12056834

M-2	76111XN25	997.84808443	0.72751519	4.78135593	5.50887112	0.00000000	0.00000000	997.12056924

M-3	76111XN33	997.84808596	0.72751607	4.78135853	5.50887460	0.00000000	0.00000000	997.12056989

B-1	76111XN41	997.84808135	0.72751343	4.78135073	5.50886416	0.00000000	0.00000000	997.12056792

B-2	76111XN58	997.84808135	0.72751343	4.78135073	5.50886416	0.00000000	0.00000000	997.12056792

B-3	76111XN66	997.84810397	0.72752489	4.78136269	5.50888758	0.00000000	0.00000000	997.12057908

Deal Factor :	98.05139033%

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	05/01/2006	05/31/2006	30/360	111,937,943.02		5.75000000	536,369.31	0.00	0.00	0.00	0.00	536,369.31	0.00	0.00

A-2	05/01/2006	05/31/2006	30/360	4,361,424.39		5.75000000	20,898.49	0.00	0.00	0.00	0.00	20,898.49	0.00	0.00

A-3	05/01/2006	05/31/2006	30/360	68,022,479.39		5.75000000	325,941.05	0.00	0.00	0.00	0.00	325,941.05	0.00	0.00

A-4	05/01/2006	05/31/2006	30/360	14,202,215.86		5.75000000	68,052.28	0.00	68,052.29	0.00	0.00	0.00	0.00	0.00

A-5	05/01/2006	05/31/2006	30/360	1,014,443.99		5.75000000	4,860.88	0.00	4,860.88	0.00	0.00	0.00	0.00	0.00

A-6	05/01/2006	05/31/2006	30/360	45,141,000.00		5.75000000	216,300.63	0.00	0.00	0.00	0.00	216,300.63	0.00	0.00

A-7	05/01/2006	05/31/2006	30/360	1,760,000.00		5.75000000	8,433.33	0.00	0.00	0.00	0.00	8,433.33	0.00	0.00

A-V	05/01/2006	05/31/2006	30/360	256,847,082.37	1	0.30336929	64,932.93	0.00	0.00	0.00	0.00	64,932.93	0.00	1.00

M-1	05/01/2006	05/31/2006	30/360	5,590,244.33		5.75000000	26,786.59	0.00	0.00	0.00	0.00	26,786.59	0.00	0.00

M-2	05/01/2006	05/31/2006	30/360	1,560,135.48		5.75000000	7,475.65	0.00	0.00	0.00	0.00	7,475.65	0.00	0.00

M-3	05/01/2006	05/31/2006	30/360	1,040,057.06		5.75000000	4,983.61	0.00	0.00	0.00	0.00	4,983.61	0.00	0.00

B-1	05/01/2006	05/31/2006	30/360	520,078.42		5.75000000	2,492.04	0.00	0.00	0.00	0.00	2,492.04	0.00	0.00

B-2	05/01/2006	05/31/2006	30/360	520,078.42		5.75000000	2,492.04	0.00	0.00	0.00	0.00	2,492.04	0.00	0.00

B-3	05/01/2006	05/31/2006	30/360	520,413.13		5.75000000	2,493.65	0.00	0.00	0.00	0.00	2,493.65	0.00	0.00

Deal Totals				256,190,513.49			1,292,512.48	0.00	72,913.17	0.00	0.00	1,219,599.32	0.00

1.Notional Balance

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non-Recoverable

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	456.01	456.01	0.00	0	0.00	53,538.45	15,910.53	6,316.54	0.00	0.00	0.00

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

8. Collateral Summary

A. Loan Count and Balances

	Original Loan Count/ Scheduled Principal Balance		Beginning Loan Count/ Scheduled Principal Balance		Curtailments		Payoffs		Total Repurchases		Principal Portion of Losses		Ending Loan Count/ Scheduled Principal Balance

	Count	Balance	Count	Balance	Count	Amount	Count	Amount	Count	Amount	Count	Amount	Count	Balance

Deal Totals	553	260,535,233.42	549	256,847,082.37	109	83,325.82	2	1,117,875.80	0	0.00	0	0.00	547	255,458,418.68

B. Weighted Averages

	Beginning	Ending	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.36311144	6.36157722	354.13	353.85	6.03867079	6.03716008	6.03867079	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR	Life CPR

Deal Totals	5.47%		5.44%				4.91%

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	544	254,413,533.06	0	0.00	0	0.00	0	0.00	0.00	544	254,413,533.06

30 days	3	1,044,885.62	0	0.00	0	0.00	0	0.00	0.00	3	1,044,885.62

60 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

90 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

Total	547	255,458,418.68	0	0.00	0	0.00	0	0.00	0.00	547	255,458,418.68

Current	99.45%	99.59%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	99.45%	99.59%

30 days	0.55%	0.41%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.55%	0.41%

60 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

90 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	3	1,044,885.62		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	0.55%	0.41%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%			0.00%

Constant Default Rate	0.00%	0.00%			0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	2,605,679.00	2,605,679.00	100,000.00

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	96.19384546%	100.00000000%

	Ending Percentage

M-1	2.19235061%

M-2	0.61184517%

M-3	0.40788373%

Class M Total:	3.21207951%

B-1	0.20396143%

B-2	0.20396143%

B-3	0.20409270%

Class B Total:	0.61201556%

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	False

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	False

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	False

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Trigger	False

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage > 2nd Scheduled Loss Percentage	False

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Trigger	False

60+ Delinq Balance OR Aggregate Loss Test

Senior Accelerated Stepdown Trigger in effect?	False

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

M-2, M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-2 Prepayment Distribution Trigger	False

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S2

June 26, 2006

M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-3 Prepayment Distribution Trigger	False

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

B-2, B-3 BegBal/PoolBal

Class B-2 Prepayment Distribution Trigger	False

B-3 BegBal/PoolBal

Class B-3 Prepayment Distribution Trigger	False

20. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

06/29/2006	10:31:31AM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S2

June 26, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	2,696,630.69
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	456.01
Total Deposits	2,697,086.70

Uses of Funds	Amount

Transfer to Certificate Account	2,681,176.15
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	15,910.53
Derivative Payment	N/A
Total Withdrawals	2,697,086.68

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A